Fair Value of Financial Assets and Liabilities (Details 2) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Assets
Total	$ 34,602,793	$ 30,505,023
Liabilities
Total	36,919,918	32,375,241
Issued debt instruments and other financial liabilities [Member]
Liabilities
Financial Liabilities, Fair value	10,718,997	8,605,135
Deposits and interbank borrowings [Member]
Liabilities
Financial Liabilities, Fair value	26,200,921	23,770,106
Total	26,200,921	23,770,106
Level 1 [Member] | Issued debt instruments and other financial liabilities [Member]
Liabilities
Financial Liabilities, Fair value
Total
Level 1 [Member] | Deposits and interbank borrowings [Member]
Liabilities
Financial Liabilities, Fair value
Total
Level 2 [Member] | Issued debt instruments and other financial liabilities [Member]
Liabilities
Financial Liabilities, Fair value	10,718,997	8,605,135
Total	10,718,997	8,605,135
Level 2 [Member] | Deposits and interbank borrowings [Member]
Liabilities
Financial Liabilities, Fair value	15,903,489	15,028,689
Total	26,622,486	23,633,824
Level 3 [Member] | Issued debt instruments and other financial liabilities [Member]
Liabilities
Financial Liabilities, Fair value
Total
Level 3 [Member] | Deposits and interbank borrowings [Member]
Liabilities
Financial Liabilities, Fair value	10,297,432	8,741,417
Total	10,297,432	8,741,417
Loans and accounts receivable at amortised cost, net [Member]
Assets
Financial Assets, Fair value	34,602,793	30,505,023
Loans and accounts receivable at amortised cost, net [Member] | Level 1 [Member]
Assets
Financial Assets, Fair value
Total
Loans and accounts receivable at amortised cost, net [Member] | Level 2 [Member]
Assets
Financial Assets, Fair value
Total
Loans and accounts receivable at amortised cost, net [Member] | Level 3 [Member]
Assets
Financial Assets, Fair value	34,602,793	30,505,023
Total	$ 34,602,793	$ 30,505,023